ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2014
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Accounts Receivable
	As of December 31,	As of September 30,
	2013	2014
Beginning of the year	$1,592,467	$7,160,782
Allowances (reversals) made during the year	5,482,019	(3,622,321)
Foreign exchange effect	86,296	(114,095)
Closing balance	$7,160,782	$3,424,366